Property and equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]	The total assets consist of vehicles, office furniture, tools and various equipment items and the totals are as follows:

Asset	December 31, 2014	December 31, 2013
Equipment	$99,987	$72,308
Accumulated depreciation	42,187	37,105
Net Assets	$57,800	$35,203